Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 26,384,000	$ 3,410,000
Prepaid expenses and other current assets		676,000	194,000
Total current assets		27,060,000	3,604,000
Other assets		1,521,000
Total Assets		28,581,000	3,604,000
Current liabilities:
Accounts payable		2,747,000	1,394,000
Accrued expenses		3,224,000	408,000
Simple agreements for future equity (SAFE)			14,808,000
Total current liabilities		5,971,000	16,610,000
Total liabilities		5,971,000	16,610,000
Commitments and Contingencies
Convertible preferred stock, $0.00001 par value; no shares authorized at December 31, 2020 and 13,923,367 shares authorized at September 30, 2021 (unaudited); no shares issued and outstanding at December 31, 2020 and 13,923,356 shares issued and outstanding at September 30, 2021 (unaudited); liquidation preference of $0 and $51,615 at December 31, 2020 and September 30, 2021 (unaudited), respectively		59,132,000
Stockholders' Equity (Deficit):
Common stock value
Additional paid-in capital		655,000
Accumulated deficit		(37,177,000)	(13,006,000)
Total stockholders' equity (deficit)		(36,522,000)	(13,006,000)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		28,581,000	3,604,000
FS DEVELOPMENT CORP. II
Current assets:
Cash and cash equivalents		48,330	8,800
Prepaid expenses		522,202	0
Total current assets		570,532	8,800
Deferred offering cost		0	82,900
Investments held in Trust Account		201,262,186	0
Total Assets		201,832,718	91,700
Current liabilities:
Accounts payable		183,911	1,032
Accrued expenses		2,164,500	16,700
Franchise tax payable		149,091	0
Note payable		0	50,000
Total current liabilities		2,497,502	67,732
Deferred underwriting commissions		7,043,750	0
Total liabilities		9,541,252	67,732
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 20,125,000 and -0- shares at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively		201,250,000	0
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock value		60
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 2,875,000 shares issued and outstanding	[1]		288
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,031,250 shares issued and outstanding as of September 30, 2021 and December 31, 2020		503	503
Additional paid-in capital			24,497
Additional paid in capital			24,712
Accumulated deficit		(8,959,097)	(1,032)
Total stockholders' equity (deficit)		(8,958,534)	23,968
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		$ 201,832,718	$ 91,700

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.